Bonds Interest Rates and Maturity Dates (Detail) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
May 25, 2012
Unsecured Corporate Bonds, Matured in 2015
Debt Instrument [Line Items]
Amount	$ 10,000
Interest rate	0.416%
Maturity date	May 25, 2015
Unsecured Corporate Bonds, Matured in 2017
Debt Instrument [Line Items]
Amount	$ 15,000
Interest rate	0.606%
Maturity date	May 27, 2017